Property and equipment and software, net - Depreciation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Property and equipment and software, net
Depreciation	¥ 13,001	$ 2,040	¥ 29,431	¥ 42,586